Schedule of Investments (unaudited) April 30, 2021	BlackRock Future Health ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 34.2%
Acceleron Pharma Inc.(a)	768	$95,977
Agios Pharmaceuticals Inc.(a)	1,079	60,208
Akeso Inc.(a)(b)	6,000	41,136
Akouos Inc.(a)	684	9,726
Alexion Pharmaceuticals Inc.(a)	412	69,496
Allakos Inc.(a)	548	59,798
Alnylam Pharmaceuticals Inc.(a)	678	95,354
ALX Oncology Holdings Inc.(a)	158	9,900
Annexon Inc.(a)	448	8,929
Apellis Pharmaceuticals Inc.(a)	416	21,079
Applied Molecular Transport Inc.(a)(c)	405	23,283
Arcutis Biotherapeutics Inc.(a)	1,048	35,108
Arena Pharmaceuticals Inc.(a)	287	19,697
Argenx SE, ADR(a)(c)	295	84,579
Arrowhead Pharmaceuticals Inc.(a)	209	15,207
Avidity Biosciences Inc.(a)	899	21,073
Beam Therapeutics Inc.(a)	79	6,478
BioAtla Inc.(a)(c)	318	15,770
Biohaven Pharmaceutical Holding Co. Ltd.(a)	178	13,368
BioMarin Pharmaceutical Inc.(a)	492	38,337
Biomea Fusion Inc.(a)	1,153	19,543
Blueprint Medicines Corp.(a)	186	17,916
Bridgebio Pharma Inc.(a)	547	30,588
C4 Therapeutics Inc.(a)	834	27,605
CareDx Inc.(a)	556	43,963
ChemoCentryx Inc.(a)	186	8,989
Connect Biopharma Holdings Ltd.(a)	159	2,587
Cytokinetics Inc.(a)	632	16,078
Decibel Therapeutics Inc.(a)	353	3,219
Deciphera Pharmaceuticals Inc.(a)	201	9,320
Design Therapeutics Inc.(a)	179	4,695
Dicerna Pharmaceuticals Inc.(a)	983	30,660
Enanta Pharmaceuticals Inc.(a)	183	9,285
Fate Therapeutics Inc.(a)	120	10,487
Forma Therapeutics Holdings Inc.(a)	1,328	35,790
Galecto Inc.(a)	1,091	6,241
Genetron Holdings Ltd.(a)(c)	2,381	50,382
Genmab A/S(a)	534	196,220
Genmab A/S, ADR(a)(c)	1,688	62,237
Global Blood Therapeutics Inc.(a)	834	34,010
Gracell Biotechnologies Inc.(a)	1,889	23,008
Gritstone Oncology Inc.(a)	697	6,308
Horizon Therapeutics PLC(a)	513	48,540
Ideaya Biosciences Inc.(a)	511	10,501
Immunocore Holdings PLC(a)	136	5,489
Intellia Therapeutics Inc.(a)	281	21,572
Iovance Biotherapeutics Inc.(a)	1,052	33,075
Kadmon Holdings Inc.(a)	5,522	22,419
Karyopharm Therapeutics Inc.(a)	993	9,275
Keros Therapeutics Inc.(a)	518	30,458
Kinnate Biopharma Inc.(a)(c)	633	16,977
Kodiak Sciences Inc.(a)	439	53,049
Krystal Biotech Inc.(a)	250	19,860
Kymera Therapeutics Inc.(a)	664	30,245
MacroGenics Inc.(a)	209	6,763
Mersana Therapeutics Inc.(a)	3,829	60,996
Mirati Therapeutics Inc.(a)	222	36,901
Molecular Templates Inc.(a)	444	4,156

Security	Shares	Value

Biotechnology (continued)
Morphic Holding Inc.(a)	217	$12,022
Nkarta Inc.(a)	312	9,937
Olema Pharmaceuticals Inc.(a)	621	17,419
ORIC Pharmaceuticals Inc.(a)	481	11,607
PMV Pharmaceuticals Inc.(a)	1,185	39,970
Praxis Precision Medicines Inc.(a)(c)	937	28,728
Prometheus Biosciences Inc.(a)	693	17,027
Prothena Corp. PLC(a)	889	23,594
PTC Therapeutics Inc.(a)	533	21,965
RAPT Therapeutics Inc.(a)	461	10,114
Relay Therapeutics Inc.(a)	135	4,281
Rubius Therapeutics Inc.(a)	360	9,007
Sage Therapeutics Inc.(a)	145	11,420
Sarepta Therapeutics Inc.(a)	178	12,610
Seagen Inc.(a)	1,220	175,387
Seres Therapeutics Inc.(a)	775	16,128
Sigilon Therapeutics Inc.(a)	792	11,009
Taysha Gene Therapies Inc.(a)	437	11,279
TCR2 Therapeutics Inc.(a)	559	12,695
Translate Bio Inc.(a)	805	18,692
United Therapeutics Corp.(a)	146	29,428
Zai Lab Ltd., ADR(a)	474	78,784
Zentalis Pharmaceuticals Inc.(a)	556	32,982
Zymeworks Inc.(a)	617	20,065

		2,440,060

Diversified Financial Services — 1.2%
Eucrates Biomedical Acquisition Corp.(a)	1,857	18,384
Health Assurance Acquisition Corp., Class A(a)	2,816	28,921
Helix Acquisition Corp., Class A(a)	445	4,499
Lifesci Acquisition II Corp.(a)	1,515	15,226
MedTech Acquisition Corp./NY, Class A(a)	1,908	18,660

		85,690

Electronic Equipment, Instruments & Components — 0.5%
908 Devices Inc.(a)	632	33,490

Health Care Equipment & Supplies — 30.5%
ABIOMED Inc.(a)	197	63,184
Alcon Inc.(a)	1,906	143,770
Cardiovascular Systems Inc.(a)	412	16,612
ConvaTec Group PLC(b)	11,456	34,610
Demant A/S(a)	1,713	86,015
DENTSPLY SIRONA Inc.	1,297	87,560
DexCom Inc.(a)(c)	126	48,649
Eargo Inc.(a)	417	23,869
Edwards Lifesciences Corp.(a)	687	65,622
Envista Holdings Corp.(a)	954	41,289
GN Store Nord A/S	1,544	139,563
Hill-Rom Holdings Inc.	357	39,349
Insulet Corp.(a)(c)	349	103,032
Intuitive Surgical Inc.(a)	181	156,565
Masimo Corp.(a)	422	98,187
Nevro Corp.(a)	612	105,760
Novocure Ltd.(a)	54	11,021
NuVasive Inc.(a)	335	23,936
Penumbra Inc.(a)	133	40,697
Pulmonx Corp.(a)	239	11,235
ResMed Inc.	444	83,459
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	600	43,258
SI-BONE Inc.(a)	341	12,105
Silk Road Medical Inc.(a)	737	45,060

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Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Future Health ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
SmileDirectClub Inc.(a)	2,918	$31,033
Sonova Holding AG, Registered(a)	177	52,418
STERIS PLC	339	71,536
Straumann Holding AG, Registered	83	118,714
Tandem Diabetes Care Inc.(a)	337	30,970
Teleflex Inc.	353	149,135
Zimmer Biomet Holdings Inc.	1,094	193,813

		2,172,026

Health Care Providers & Services — 11.7%
Addus HomeCare Corp.(a)	109	11,532
agilon health Inc.(a)	618	19,486
Alignment Healthcare Inc.(a)	760	20,170
Amedisys Inc.(a)	565	152,465
Amplifon SpA(a)	1,580	66,817
Centene Corp.(a)	940	58,036
Chemed Corp.	60	28,597
Encompass Health Corp.	1,015	86,133
Guardant Health Inc.(a)	126	20,031
Humana Inc.	200	89,048
Innovage Holding Corp.(a)	182	4,634
Jinxin Fertility Group Ltd.(b)	50,000	128,752
LHC Group Inc.(a)	607	126,420
Rede D’Or Sao Luiz SA(b)	1,896	25,127

		837,248

Health Care Technology — 1.8%
Certara Inc.(a)(c)	1,123	35,723
Privia Health Group Inc.(a)	290	10,533
Teladoc Health Inc.(a)	478	82,383

		128,639

Life Sciences Tools & Services — 10.8%
Avantor Inc.(a)	1,875	60,075
Berkeley Lights Inc.(a)	830	40,762
Bruker Corp.	475	32,547
Charles River Laboratories International Inc.(a)	222	73,804
Gerresheimer AG	381	41,026
Illumina Inc.(a)	86	33,784
IQVIA Holdings Inc.(a)	354	83,080
Joinn Laboratories China Co. Ltd., Class H(a)	600	10,815
Lonza Group AG, Registered	87	55,402
Olink Holding AB(a)	63	2,218
Sotera Health Co.(a)	2,721	70,093
WuXi AppTec Co. Ltd., Class H(b)	6,200	146,641
Wuxi Biologics Cayman Inc., New(a)(b)	8,500	119,836

		770,083

Pharmaceuticals — 5.7%
Astellas Pharma Inc.	2,500	37,521
Eisai Co. Ltd.	500	32,611

Security	Shares	Value

Pharmaceuticals (continued)
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	24,000	$103,671
Marinus Pharmaceuticals Inc.(a)	1,154	16,975
Merck KGaA	491	86,384
Nektar Therapeutics(a)	868	17,021
Relmada Therapeutics Inc.(a)	642	24,756
UCB SA	954	88,498

		407,437

Total Common Stocks — 96.4% (Cost: $5,934,408)		6,874,673

Warrants

Diversified Financial Services — 0.0%
Eucrates Biomedical Acquisition Corp., (Expires 12/14/25)(a)	619	712
MedTech Acquisition Corp./NY, (Expires 12/18/25)(a)	636	585

		1,297

Health Care Technology — 0.0%
Health Assurance Acquisition Corp., (Expires 11/12/25)(a)	704	1,626

Total Warrants — 0.0% (Cost: $4,671)		2,923

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	306,356	306,510
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	190,000	190,000

		496,510

Total Short-Term Investments — 7.0% (Cost: $496,513)		496,510

Total Investments in Securities — 103.4% (Cost: $6,435,592)		7,374,106

Other Assets, Less Liabilities — (3.4)%		(241,929)

Net Assets — 100.0%		$7,132,177

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Future Health ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/29/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$306,522	(b)	$—	$(9)	$(3)	$306,510	306,356	$322	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	190,000	(b)	—	—	—	190,000	190,000	40		—

					$(9)	$(3)	$496,510		$362		$—

(a)	The Fund commenced operations on September 29, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,874,673	$—	$—	$6,874,673
Warrants	2,923	—	—	2,923
Money Market Funds	496,510	—	—	496,510

	$7,374,106	$—	$—	$7,374,106

Portfolio Abbreviations - Equity

ADR         American Depositary Receipt

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